Expense Example - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND	Oct. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,117
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,524
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	$ 2,190